AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 15, 2005

1933 ACT FILE NO. 333-68740
1940 ACT FILE NO. 811-10487

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 10	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 11	[X]

(Check appropriate box or boxes.)

HOTCHKIS AND WILEY FUNDS
(Exact name of Registrant as Specified in Charter)

725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of Principal Executive Office) (Zip Code)

(212) 430-1000
Registrant’s Telephone Number, including Area Code

Anna Marie Lopez
725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and Address of Agent for Service)

Copy to:

Julie Allecta, Esq. Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, 24th Floor San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)
[  ]  immediately upon filing pursuant to paragraph (b)
[  ]  on (date) pursuant to paragraph (b)
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]  75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 9 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on June 17, 2005, and pursuant to Rule 485(a)(1) would become effective on August 16, 2005.

This Post-Effective Amendment No. 10 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 29, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 10 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and the State of California on August 15, 2005.

Hotchkis and Wiley Funds

/s/ Nancy C. Celick
Nancy D. Celick
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Nancy D. Celick	Trustee and Principal	August 15, 2005
Nancy D. Celick	Executive Officer	Date

/s/ Anna Marie Lopez	Principal Financial and	August 15, 2005
Anna Marie Lopez	Accounting Officer	Date

/s/ Randall H. Breitenbach	Trustee	August 15, 2005
Randall H. Breitenbach		Date

/s/ Robert L. Burch III	Trustee	August 15, 2005
Robert L. Burch III		Date

	Trustee	August 15, 2005
John A.G. Gavin		Date

/s/ Marcy Elkind	Trustee	August 15, 2005
Marcy Elkind		Date

	Trustee	August 15, 2005
Robert Fitzgerald		Date